Interest Rate Swap (Fair Value Of Derivative Instrument) (Details) - Designated as Hedging Instrument [Member] - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Derivatives designated as hedging instruments:
Fair Values of Derivative Instruments Asset (Liability) Derivatives	$ (2,345,000)	$ (1,676,000)
Other assets [Member] | Interest Rate Swap [Member]
Derivatives designated as hedging instruments:
Fair Values of Derivative Instruments Asset (Liability) Derivatives	222,000	899,000
Accrued expenses [Member] | Interest Rate Swap [Member]
Derivatives designated as hedging instruments:
Fair Values of Derivative Instruments Asset (Liability) Derivatives	$ (2,567,000)	$ (2,575,000)